Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Capital Management [Abstract]
Summary of Group Capital Management

	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Interest bearing loans and borrowings (Note 23)	60,000	55,000
Lease liabilities (Note 24)	17,490	14,713
Trade payables (Note 21)	27,310	34,697
Other payables and accruals (Note 25)	67,121	90,380
Amount due to a related party (Note 26)	7,177	—
Amount due to a shareholder (Note 26)	325	—
Cash and cash equivalents (Note 19)	(25,719)	(23,010)
Net debt	153,704	171,780
Equity attributable to equity holders of the parent	656,101	278,702
Total equity attributable to equity holders of the parent and net debt	809,805	450,482
Gearing ratio	19%	38%